Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Total operating profit from continuing operations		£ 5,431	£ 4,934	£ 4,475
Adjustments for:
Gain on sale of investments		(393)	(188)	0
Other fair value movements		(31)	66	(16)
Depreciation, amortisation and impairment		2,247	2,479	2,061
Share-based payments		45	37	37
Changes in working capital		720	40	(147)
Changes in provisions		(127)	(287)	840
Changes in pensions and other post-retirement benefit obligations		(31)	(90)	31
Cash generated from operations – continuing operations		7,861	6,991	7,281
Tax paid		(32)	(183)	(342)
Net cash inflow from operating activities – continuing operations		7,829	6,808	6,939
Cash flows from investing activities
Purchases of intangible assets		(586)	(526)	(549)
Purchases of property, plant and equipment		(9,989)	(8,780)	(6,904)
Disposals of property, plant and equipment		68	26	52
Investments in joint ventures and associates		(94)	(396)	(332)
Dividends received from joint ventures, associates and other investments		105	126	176
Disposal of financial and other investments		67	85	102
Acquisition of financial investments		(67)	(122)	(81)
Net movements in short-term financial investments		3,285	(2,606)	(1,141)
Interest received		231	332	148
Cash inflows on derivatives		20	11	123
Cash outflows on derivatives		(6)	(6)	0
Insurance claim from loss of property, plant and equipment		0	0	143
Net cash flow used in investing activities – continuing operations		(4,157)	(10,593)	(7,601)
Net cash inflow from investing activities – discontinued operations		0	22	102
Cash flows from financing activities
Proceeds of Rights Issue		0	7,001	0
Transaction fees related to Rights Issue		0	(162)	0
Proceeds from issue of treasury shares		40	18	20
Transactions in own shares		(1)	(7)	(4)
Proceeds received from loans		4,172	3,237	5,563
Repayment of loans		(2,961)	(2,861)	(1,701)
Payments of lease liabilities		(145)	(130)	(118)
Net movements in short-term borrowings		(2,225)	925	544
Cash inflows on derivatives		93	62	86
Cash outflows on derivatives		(38)	(106)	(58)
Interest paid		(1,932)	(1,920)	(1,627)
Dividends paid to shareholders		(1,623)	(1,529)	(1,718)
Net cash flow (used in)/from financing activities – continuing operations		(4,620)	4,528	987
Net cash flow used in financing activities – discontinued operations		0	0	0
Supplemental Cash Flow Information [Abstract]
Net (decrease)/increase in cash and cash equivalents		(948)	765	427
Reclassification to held for sale		153	(123)	(30)
Exchange movements		(8)	(23)	(1)
Cash and cash equivalents at start of year		1,178	559	163
Cash and cash equivalents at end of year		375	1,178	559
National Grid Renewables
Cash flows from investing activities
Disposal of interests in the UK Electricity System Operator, UK Gas Transmission business, The Narragansett Electric Company and Millennium Pipeline Company LLC	[1]	1,473	0	0
Grain LNG
Cash flows from investing activities
Disposal of interests in the UK Electricity System Operator, UK Gas Transmission business, The Narragansett Electric Company and Millennium Pipeline Company LLC	[1]	1,336	0	0
UK Electricity System Operator
Cash flows from investing activities
Disposal of interests in the UK Electricity System Operator, UK Gas Transmission business, The Narragansett Electric Company and Millennium Pipeline Company LLC	[1]	0	577	0
UK Gas Transmission business
Cash flows from investing activities
Disposal of interests in the UK Electricity System Operator, UK Gas Transmission business, The Narragansett Electric Company and Millennium Pipeline Company LLC	[1]	0	686	681
National Grid Renewables and Emerald Energy Venture LLC
Cash flows from investing activities
Contributions to National Grid Renewables and Emerald Energy Venture LLC		£ 0	£ 0	£ (19)

[1]	Balances consist of cash proceeds received, net of cash disposed.